Consolidated Statement of Financial Position € in Thousands, $ in Millions	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Assets
Intangible assets	€ 1,403	€ 2,495
Property, plant and equipment	17,854	16,692
Deferred tax assets	1,980	1,978
Non-current R&D incentives receivables	71,567	64,001
Non-current restricted cash	1,158	1,158
Other non-current assets	2,506	2,303
Non-currents assets	96,467	88,627
Inventories	267	279
Trade and other receivables	19,108	27,966
Current R&D incentives receivables	14,654	11,782
Cash and cash equivalents	1,066,766	1,151,211
Other current assets	7,086	6,409
Current assets	1,107,881	1,197,647
Total assets	1,204,348	1,286,274
Equity and liabilities
Share capital	235,583	233,414
Share premium account	996,117	993,025
Other reserves	(641)	(1,260)
Translation differences	(1,604)	(1,754)
Accumulated losses	(343,796)	(211,441)
Total equity	885,659	1,011,983
Pension liabilities	3,739	3,582
Provisions	58	65
Other non-current liabilities	878	1,597
Non-current deferred income	67,427	97,348
Non-current liabilities	72,102	102,592
Finance lease liabilities		9
Trade and other payables	69,141	47,122
Current tax payable	862	865
Accrued charges	861	1,159
Current deferred income	175,722	122,544
Current liabilities	246,586	171,699
Total liabilities	318,688	274,291
Total equity and liabilities	€ 1,204,348	€ 1,286,274